UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended June 30, 2012.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		06/30/12

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  92684 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aflac                          COMM             001055102     1752    41136 SH       Sole                    41136
Allergan                       COMM             018490102     3517    37992 SH       Sole                    37992
Amgen Inc                      COMM             031162100     1474    20223 SH       Sole                    20223
Apple Computer                 COMM             037833100     5573     9543 SH       Sole                     9543
B&G Foods                      COMM             05508R106     2101    78979 SH       Sole                    78979
Cerner Corporation             COMM             156782104     1899    22974 SH       Sole                    22974
Chevron Corp                   COMM             166764100     2552    24193 SH       Sole                    24193
Coach Inc                      COMM             189754104     1696    29005 SH       Sole                    29005
Coca-Cola Co                   COMM             191216100     1080    13808 SH       Sole                    13808
Community Health Systems       COMM             203668108     1699    60602 SH       Sole                    60602
ConocoPhillips                 COMM             20825C104     1704    30494 SH       Sole                    30494
Costco Wholesale               COMM             22160K105     3957    41654 SH       Sole                    41654
Covidien PLC                   COMM             G2552X108     1544    28855 SH       Sole                    28855
Cree Inc                       COMM             225447101     1324    51569 SH       Sole                    51569
Crown Holdings Inc             COMM             228255105     1475    42754 SH       Sole                    42754
Cullen/Frost Bankers Inc       COMM             229899109     2109    36689 SH       Sole                    36689
Diageo plc ADS                 COMM             25243Q205     2338    22679 SH       Sole                    22679
Discover Financial Services    COMM             254709108     2482    71775 SH       Sole                    71775
E I duPont                     COMM             263534109     1965    38860 SH       Sole                    38860
Ennis Inc                      COMM             293389102      332    21561 SH       Sole                    21561
Exxon Mobil                    COMM             30231G102     1582    18486 SH       Sole                    18486
Home Depot                     COMM             437076102     2648    49979 SH       Sole                    49979
Ingredion Inc.(formerly Corn P COMM             457187102     1379    27839 SH       Sole                    27839
International Business Machine COMM             459200101      217     1109 SH       Sole                     1109
Intuit Inc                     COMM             461202103     1462    24627 SH       Sole                    24627
Intuitive Surgical             COMM             46120E602     1933     3490 SH       Sole                     3490
Johnson & Johnson              COMM             478160104      768    11372 SH       Sole                    11372
McKesson Inc                   COMM             58155Q103     2055    21917 SH       Sole                    21917
Nu Skin Enterprises            COMM             67018T105     1712    36493 SH       Sole                    36493
Oracle Systems                 COMM             68389X105      578    19456 SH       Sole                    19456
PPG Industries                 COMM             693506107     2519    23733 SH       Sole                    23733
Public Storage                 COMM             74460D109     1958    13559 SH       Sole                    13559
QUALCOMM Inc                   COMM             747525103     2525    45342 SH       Sole                    45342
Rick's Cabaret                 COMM             765641303      260    30000 SH       Sole                    30000
Southwest Airlines             COMM             844741108     2162   234474 SH       Sole                   234474
Texas Capital Bancshares Inc   COMM             88224Q107     1693    41908 SH       Sole                    41908
US Bancorp                     COMM             902973304     1881    58498 SH       Sole                    58498
Union Pacific Corp             COMM             907818108     1657    13884 SH       Sole                    13884
United Parcel Service          COMM             911312106     3015    38276 SH       Sole                    38276
Visa Inc                       COMM             92826C839     1793    14503 SH       Sole                    14503
Walt Disney Co                 COMM             254687106     3603    74279 SH       Sole                    74279
Wyndham Worldwide Corp         COMM             98310W108     3261    61840 SH       Sole                    61840
Yum Brands Inc                 COMM             988498101     2619    40659 SH       Sole                    40659
Alerian MLP ETF                ETF              00162Q866     1966   123041 SH       Sole                   123041
SPDR S&P Dividend ETF          ETF              78464A763      200     3594 SH       Sole                     3594
Schwab US Dividend Equity ETF  ETF              808524797      560    20165 SH       Sole                    20165
Vanguard Dividend Appreciation ETF              921908844     1271    22425 SH       Sole                    22425
Vanguard Growth ETF            ETF              922908736     1270    18673 SH       Sole                    18673
Vanguard High Dividend Yield E ETF              921946406      752    15625 SH       Sole                    15625
Vanguard Large-Cap ETF         ETF              922908637      816    13135 SH       Sole                    13135